INVESCO MUNICIPAL TRUST

AMENDMENT NO. 8

TO THE STATEMENT OF PREFERENCES

OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

DATED OCTOBER 15, 2012, AS AMENDED

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Municipal Trust (the “Fund”) by Section 2.1 of the Third Amended and Restated Agreement and Declaration of Trust of the Fund, dated as of August 13, 2020, the Board of Trustees of the Fund may transact the Fund’s affairs with respect to the shares of beneficial interest of the Fund;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to extend the Term Redemption Date of the Series 2015/12-VKQ VMTP Shares to October 10, 2023, to change the Ratings Spread applicable to such shares, and to make such other changes to the terms and preferences of the VMTP Shares as described herein, and has approved such changes;

WHEREAS, these changes have been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2015/12-VKQ VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to (a) extend the Term Redemption Date of the Series 2015/12-VKQ VMTP Shares to October 10, 2023 and (b) change the Ratings Spread applicable to such VMTP Shares.

2. The definition of “Term Redemption Date” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Term Redemption Date” means October 10, 2023 or such later date to which the Term Redemption Date may be extended in accordance with Section 10(b)(i)(A) of this Statement of Preferences.

3. The definition of “Ratings Spread” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the applicable credit rating assigned to such Series, in the table below on the Rate Determination Date for such Rate Period:

Fitch*	Percentage
AAA to AA-	0.93%
A+ to A-	1.53%
BBB+ to BBB-	2.78%
Non-investment grade or NR	3.83%

*	And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Shares at the request of the Fund.

4. Each of the following defined terms in the Statement of Preferences is hereby deleted in its entirety: “LIBOR Dealer,” “LIBOR Rate,” “London Business Day,” “Reference Banks” and “Substitute LIBOR Dealer.”

5. The definition of “SIFMA Municipal Swap Index” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“SIFMA Municipal Swap Index” means the Securities Industry and Financial Markets Association Municipal Swap Index, or such other weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes produced by Municipal Markets Data, Inc. or its successor, or as otherwise designated by the Securities Industry and Financial Markets Association as of 3:00 p.m., New York City time, on the applicable Rate Determination Date; provided, however, that if such index is no longer produced by Municipal Markets Data, Inc. or its successor, the SIFMA Municipal Swap Index means (i) the S&P Municipal Bond 7 Day High Grade Rate Index produced by Standard & Poor’s Financial Services LLC or its successors on the applicable Rate Determination Date or (ii) if the S&P Municipal Bond 7 Day High Grade Rate Index is no longer produced, such other reasonably comparable index selected in good faith by the Board of Trustees of the Fund and consented to in writing by a Majority.

6. The second sentence of Section 10(b)(ii)(B) of the Statement of Preferences is deleted in its entirety and replaced with the following:

“The “Term Redemption Amount” for any Series of VMTP Shares shall be equal to the Redemption Price to be paid on the Term Redemption Date for such Series, based on the number of shares of such Series then Outstanding, assuming for this purpose that the Applicable Rate for such Series in effect at the time of the creation of the Liquidity Account for such Series will be the Applicable Base Rate plus 0.25% as in effect at such time of creation until the Term Redemption Date for such Series.”

7. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

8. Except as amended hereby, the Statement of Preferences remains in full force and effect.

9. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

Dated this          day of July, 2022

INVESCO MUNICIPAL TRUST

By:
Name: Amanda Roberts
Title: Assistant Secretary